SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Activity In The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Opening balance	$ 214	$ 227	$ 170
Provision for doubtful accounts	3	81	71
Customers write-offs/collection during the year	(52)	(111)	(31)
Foreign currency translation adjustments	8	17	17
Closing balance	$ 173	$ 214	$ 227